Share Capital - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2026
Share capital [Abstract]
Number of stock options, Outstanding beginning balance	62,772
Weighted average exercise price, Outstanding beginning balance	$ 40.2
Number of stock options Exercisable beginning balance	51,859	57,956
Weighted average exercise price Exercisable beginning balance	$ 40.16	$ 40.68
Number of stock options Forfeited	(1,395)
Weighted average exercise price Forfeited	$ 37.74
Number of stock options Granted	50,000
Weighted average exercise price Granted	$ 2.32
Number of stock options Cancelled	(2,733)
Weighted average exercise price Cancelled	$ 37.74
Number of stock options, Outstanding ending balance	108,644
Weighted average exercise price, Outstanding ending balance	$ 22.79
Number of stock options, Outstanding ending balance	108,644	108,644
Weighted average exercise price, Outstanding ending balance	$ 22.79	$ 23.1